Cost of revenue	3 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the three months ended March 31:

	Three months ended March 31,
	2024	2023
	$	$
Employee salaries and benefits	4,960	4,586
Web hosting fees	1,460	1,177
Third party service fees	3,202	2,123
Other	304	168
	9,926	8,054